RISK MANAGEMENT - Structural foreign exchange risk - General information (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management [abstract]
Percentage of Average Difference in Foreign Currency Denominated Rights and Foreign Currency Denominated Obligations on Unconsolidated Basis	20.00%
Percentage of Average Difference in Foreign Currency Denominated Rights and Foreign Currency Denominated Obligations on Consolidated Basis	40.00%